Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventories

Inventories are comprised of:

	December 31, 2013	December 31, 2012
Finished goods	788,208	1,228,875
Raw materials and purchased parts	392,398	535,255
Work-in-process	196,389	235,806

Total inventories	1,376,995	1,999,936

Schedule of Change in Write-downs of Inventories by Segment

The change in the write-downs of inventories by segment for the years ended December 31 is presented below:

	2013	2012	2011
Steel segment	(10,157)	13,536	3,873
Mining segment.	6,017	18,399	16,604
Ferroalloy segment	(181)	1	(71)
Energy segment	953	(71)	(207)

Total change in the write-down of inventories	(3,368)	31,865	20,199